Trade and other payables and accrued expenses (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade and other payables and accrued liabilities [Line Items]
Trade and other payables	SFr 929	SFr 2,003
Accrued research and development costs	5,360	10,361
Accrued payroll expenses	2,898	3,562
Other accrued expenses	1,159	2,813
Total	9,417	16,736
Accruals for performance related remuneration	2,100	2,300
Accrual of performance-related remuneration	SFr 2,898	3,562
Accrued stamp duty		800
Janssen
Trade and other payables and accrued liabilities [Line Items]
Accrued research and development costs		SFr 3,700